RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Operating Cost and Expense, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Related Party Transaction [Member]
Related Party Transaction [Line Items]
Related parties paid expenses	$ 135,774	$ 344,218